Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
Merrill Lynch Mortgage Investors Inc.
LITTON LOAN SERVICING LP,
June 25, 2006
June 01, 2006
May 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Delinquency Summary
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extensions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
08/21/2006 3:21 pm
C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB4
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
25-Aug-06
Accrual Periods:
Begin End
Determination Date:
16-Aug-06
Libor Certificates 7/25/2006 8/24/2006
Record Date Libor Certificates:
24-Aug-06
Fixed Certificates, Class CE 7/1/2006 7/31/2006
Record Date P, CE, R, R-X Certificates:
31-Jul-06
Original
Beginning
Class Interest
Net WAC
Allocable
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
AV-1 $236,387,000.00 $223,787,856.90 $11,212,038.59 $1,045,431.19 $0.00 $12,257,469.78 $0.00 $0.00 $212,575,818.31
AV-2 $56,709,000.00 $56,709,000.00 $0.00 $267,359.31 $0.00 $267,359.31 $0.00 $0.00 $56,709,000.00
AV-3 $74,651,000.00 $74,651,000.00 $0.00 $355,805.33 $0.00 $355,805.33 $0.00 $0.00 $74,651,000.00
AV-4 $44,079,000.00 $44,079,000.00 $0.00 $213,507.66 $0.00 $213,507.66 $0.00 $0.00 $44,079,000.00
M-1 $18,222,000.00 $18,222,000.00 $0.00 $88,890.46 $0.00 $88,890.46 $0.00 $0.00 $18,222,000.00
M-2 $17,181,000.00 $17,181,000.00 $0.00 $83,960.21 $0.00 $83,960.21 $0.00 $0.00 $17,181,000.00
M-3 $10,152,000.00 $10,152,000.00 $0.00 $49,698.27 $0.00 $49,698.27 $0.00 $0.00 $10,152,000.00
M-4 $8,850,000.00 $8,850,000.00 $0.00 $43,705.48 $0.00 $43,705.48 $0.00 $0.00 $8,850,000.00
M-5 $8,850,000.00 $8,850,000.00 $0.00 $43,781.69 $0.00 $43,781.69 $0.00 $0.00 $8,850,000.00
M-6 $8,069,000.00 $8,069,000.00 $0.00 $40,543.36 $0.00 $40,543.36 $0.00 $0.00 $8,069,000.00
B-1 $9,631,000.00 $9,631,000.00 $0.00 $48,155.00 $0.00 $48,155.00 $0.00 $0.00 $9,631,000.00
B-2 $8,069,000.00 $8,069,000.00 $0.00 $40,345.00 $0.00 $40,345.00 $0.00 $0.00 $8,069,000.00
B-3 $5,206,000.00 $5,206,000.00 $0.00 $26,030.00 $0.00 $26,030.00 $0.00 $0.00 $5,206,000.00
B-4 $3,644,000.00 $3,644,000.00 $0.00 $18,220.00 $0.00 $18,220.00 $0.00 $0.00 $3,644,000.00
CE* $10,939,704.25 $10,939,704.25 $0.00 $782,796.67 $0.00 $782,796.67 $0.00 N/A $10,939,704.25
P N/A $0.00 $0.00 $279,884.50 $0.00 $279,884.50 $0.00 N/A $0.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 0 $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $509,700,000.00 $497,100,856.90 $11,212,038.59 $3,428,114.13 $0.00 $14,640,152.72 $0.00 $0.00 $485,888,818.31
* Notional Balance
AMOUNTS PER $1,000 UNIT
Class Interest
Net WAC
Allocable
Ending
Current
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
AV-1 12498QAA4 $47.43085952 $4.42254096 NA $51.85340048 $0.00000000 $0.00000000 $899.27034190 5.42500%
AV-2 12498QAB2 $0.00000000 $4.71458340 NA $4.71458340 $0.00000000 $0.00000000 $1,000.00000000 5.47500%
AV-3 12498QAC0 $0.00000000 $4.76625002 NA $4.76625002 $0.00000000 $0.00000000 $1,000.00000000 5.53500%
AV-4
12498QAD8
$0.00000000 $4.84375009 NA $4.84375009 $0.00000000 $0.00000000 $1,000.00000000 5.62500%
M-1 12498QAE6 $0.00000000 $4.87819449 NA $4.87819449 $0.00000000 $0.00000000 $1,000.00000000 5.66500%
M-2 12498QAF3 $0.00000000 $4.88680577 NA $4.88680577 $0.00000000 $0.00000000 $1,000.00000000 5.67500%
M-3 12498QAG1 $0.00000000 $4.89541667 NA $4.89541667 $0.00000000 $0.00000000 $1,000.00000000 5.68500%
M-4 12498QAH9 $0.00000000 $4.93847232 NA $4.93847232 $0.00000000 $0.00000000 $1,000.00000000 5.73500%
M-5 12498QAJ5 $0.00000000 $4.94708362 NA $4.94708362 $0.00000000 $0.00000000 $1,000.00000000 5.74500%
M-6 12498QAK2 $0.00000000 $5.02458297 NA $5.02458297 $0.00000000 $0.00000000 $1,000.00000000 5.83500%
B-1 12498QAL0 $0.00000000 $5.00000000 NA $5.00000000 $0.00000000 $0.00000000 $1,000.00000000 6.00000%
B-2 12498QAM8
$0.00000000 $5.00000000 NA $5.00000000 $0.00000000 $0.00000000 $1,000.00000000 6.00000%
B-3 12498QAN6 $0.00000000 $5.00000000 NA $5.00000000 $0.00000000 $0.00000000 $1,000.00000000 6.00000%
B-4 12498QAP1 $0.00000000 $5.00000000 NA $5.00000000 $0.00000000 $0.00000000 $1,000.00000000 6.00000%
CE NA $0.00000000 $71.55556056 NA $71.55556056 $0.00000000 $0.00000000 $1,000.00000000 NA
P NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.38500%

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB4
Account Administrator
651-495-3847
DISTRIBUTION STATEMENT
michael.bengtson@usbank.com
Distribution Date:
August 25, 2006
Pooling and Servicing Agreement Dated May 1, 2006
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fixed Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
AV-1 5.42500% $1,045,431.19 $0.00 $0.00 $0.00 $0.00 $0.00 $1,045,431.19 $0.00
AV-2 5.47500% $267,359.31 $0.00 $0.00 $0.00 $0.00 $0.00 $267,359.31 $0.00
AV-3 5.53500% $355,805.33 $0.00 $0.00 $0.00 $0.00 $0.00 $355,805.33 $0.00
AV-4 5.62500% $213,507.66 $0.00 $0.00 $0.00 $0.00 $0.00 $213,507.66 $0.00
M-1 5.66500% $88,890.46 $0.00 $0.00 $0.00 $0.00 $0.00 $88,890.46 $0.00
M-2 5.67500% $83,960.21 $0.00 $0.00 $0.00 $0.00 $0.00 $83,960.21 $0.00
M-3 5.68500% $49,698.27 $0.00 $0.00 $0.00 $0.00 $0.00 $49,698.27 $0.00
M-4 5.73500% $43,705.48 $0.00 $0.00 $0.00 $0.00 $0.00 $43,705.48 $0.00
M-5 5.74500% $43,781.69 $0.00 $0.00 $0.00 $0.00 $0.00 $43,781.69 $0.00
M-6 5.83500% $40,543.36 $0.00 $0.00 $0.00 $0.00 $0.00 $40,543.36 $0.00
B-1 6.00000% $48,155.00 $0.00 $0.00 $0.00 $0.00 $0.00 $48,155.00 $0.00
B-2 6.00000% $40,345.00 $0.00 $0.00 $0.00 $0.00 $0.00 $40,345.00 $0.00
B-3 6.00000% $26,030.00 $0.00 $0.00 $0.00 $0.00 $0.00 $26,030.00 $0.00
B-4 6.00000% $18,220.00 $0.00 $0.00 $0.00 $0.00 $0.00 $18,220.00 $0.00
(1) Includes interest shortfalls from previous payment dates plus interest thereon
(2) Includes Deferred Amounts

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB4
Account Administrator
651-495-3847
DISTRIBUTION STATEMENT
michael.bengtson@usbank.com
Distribution Date:
August 25, 2006
Pooling and Servicing Agreement Dated May 1, 2006
Miscellaneous:
Reconciliation:
Recoveries $0.00 Available funds (A):
Advances $0.00 Servicer Remittance $14,596,590.91
Net Payments to Trust from Swap Counterparty $45,890.33
Net Funds from Supplemental Interest $0.00
Supplemental Interest Trust:
$14,642,481.24
Swap Notional Balance $464,712,229.00
Distributions (B):
Deposit: Investment Income $0.00 Trustee Fee $2,328.52
Deposit: Net Counterparty Payment $45,890.33 Net Payments to Counterparty from Swap Trust $0.00
Deposit: Counterparty Termination Payment $0.00 Total Interest distributed $3,428,114.13
Deposit / Withdrawal : Net Trust Payment to Counterparty $0.00 Total Principal distributed $11,212,038.59
Deposit / Withdrawal : Trust Termination Payment to Counterparty $0.00 $14,642,481.24
Withdrawal : to pay interest on certificates $0.00
Withdrawal : to Principal Remittance, Net Realized Losses $0.00 (A)-(B): -
Withdrawal : to pay Deferred Amounts $0.00
Withdrawal : to CE, remaining amounts $45,890.33
ACCOUNT ACTIVITY

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB4
Account Administrator
651-495-3847
DISTRIBUTION STATEMENT
michael.bengtson@usbank.com
Distribution Date:
August 25, 2006
Pooling and Servicing Agreement Dated May 1, 2006
Trigger Event:
Excess Interest Distributions:
Relevant Information: Excess available interest (A): $736,906.34
A) Rolling 6-Month Delinquency Average 1.028%
B) Ending Collateral Balance $496,828,522.56 1) as additional principal to certificates $0.00
C) 38.28% of prior period Senior Enhancement % 8.384% 2) Deferred Amounts + Interest thereon (not applied as prin) $0.00
D) Cumulative Loss Amount $0.00 3) Required Basis Risk Reserve Deposit to BRRF $0.00
E) Cumulative Realized Losses/Cut-off Balance 0.000% 4) Remaining Amounts to CE $736,906.34
F) Applicable Cumulative Loss % 100.000%
(B): $736,906.34
A Trigger Event will occur if either (1) or (2) is True:
(1) Rolling 6Mo Delq. Avg equals or exceeds 38.28% of prior Senior Enhancement %(A >= C)
NO (A)-(B) $0.00
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E)
NO
NO
Overcollateralization:
Overcollateralization Amount (before distributions)
$10,939,704.25
Overcollateralization Release Amount $0.00
Overcollateralization Deficiency $0.00
Target Overcollateralization Amount $10,933,433.79
Overcollateralization Amount (after distributions) $10,939,704.25
Stepdown Date:
Relevant Information:
Senior Enhancement Percentage
21.901662%
The earlier of:
1) Distribution after Class A balances reduced to zero
NO
1) later of (x) Distribution in June 2009 NO
(y) Date when Senior Enhancement % >=41.8%
NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
508,040,561.15
11,212,038.59
0.00
496,828,522.56
205,164.27
11,001,531.55
5,342.77
0.00
0.00
11,212,038.59
3,316,333.27
211,665.45
0.00
0.00
0.00
0.00
0.00
3,104,667.82
279,884.50
0.00
14,596,590.91
0.00
211,665.45
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Net Recoveries
2,463
2,417
0.9770850000
7.83424%
7.32874%
12.83209%
0.00
0.00
0.00
0.00
8,871,051.64
35
0
0.00
GROUP:
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Total
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
2,297
466,767,215.11
466,942,148.23
77
18,256,035.79
18,278,383.46
36
9,719,563.10
9,733,103.58
7
2,085,708.56
2,090,423.54
0
0.00
0.00
Delinquent
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
2,297
466,767,215.11
466,942,148.23
77
18,256,035.79
18,278,383.46
36
9,719,563.10
9,733,103.58
2
618,002.82
619,080.11
0
0.00
0.00
Bankruptcy
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
5
1,467,705.74
1,471,343.43
0
0.00
0.00
REO
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
374 24,635,550.08 4.96%
100K to 199.99K
992 151,124,229.94 30.42%
200K to 299.99K
632 154,343,397.14 31.07%
300K to 399.99K
268 91,819,357.26 18.48%
400K to 499.99K
101 44,737,828.44 9.00%
500K to 599.99K
29 15,722,773.81 3.16%
600K to 699.99K
13 8,347,648.23 1.68%
700K to 799.99K
7 5,262,771.85 1.06%
800K to 899.99K
1 834,965.81 0.17%
Total
2,417
496,828,522.56
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
Balance
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
4 953,888.68 0.19%
5.50% - 5.99%
25 5,944,938.17 1.20%
6.00% - 6.49%
106 29,547,617.25 5.95%
6.50% - 6.99%
406 101,336,833.41 20.40%
7.00% - 7.49%
348 79,314,377.99 15.96%
7.50% - 7.99%
467 103,986,233.25 20.93%
8.00% - 8.49%
263 51,377,129.64 10.34%
8.50% - 8.99%
284 54,644,763.07 11.00%
9.00% - 9.49%
154 27,998,169.32 5.64%
9.50% - 9.99%
107 16,211,172.11 3.26%
10.00% - 10.49%
53 6,591,958.66 1.33%
10.50% - 10.99%
62 8,662,572.18 1.74%
11.00% - 11.49%
40 3,559,271.29 0.72%
11.50% - 11.99%
70 5,318,768.77 1.07%
12.00% - 12.49%
16 858,821.98 0.17%
12.50% - 12.99%
10 444,354.52 0.09%
13.00% - 13.49%
1 32,964.62 0.01%
14.00% - 14.49%
1 44,687.65 0.01%
Total
2,417
496,828,522.56
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.83%
Count
Balance ($)
%
0.00% - 0.99%
1 344,247.76 0.08%
2.00% - 2.99%
5 1,048,131.12 0.25%
3.00% - 3.99%
18 4,171,545.47 0.98%
4.00% - 4.99%
22 5,793,715.24 1.36%
5.00% - 5.99%
688 171,054,474.17 40.06%
6.00% - 6.99%
691 151,335,413.16 35.44%
7.00% - 7.99%
373 73,577,620.59 17.23%
8.00% - 8.99%
99 18,648,894.46 4.37%
9.00% - 9.99%
7 986,201.81 0.23%
Total
1,904
426,960,243.78
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.27%
Count
Balance ($)
%
0.00% - 0.99%
169 36,015,420.92 8.44%
2.00% - 2.99%
4 895,766.81 0.21%
3.00% - 3.99%
1 156,000.00 0.04%
5.00% - 5.99%
25 6,552,133.83 1.53%
6.00% - 6.99%
392 100,969,204.00 23.65%
7.00% - 7.99%
636 148,703,350.74 34.83%
8.00% - 8.99%
428 87,457,794.08 20.48%
9.00% - 9.99%
184 34,890,282.11 8.17%
10.00% - 10.99%
55 9,168,451.42 2.15%
11.00% - 11.99%
10 2,151,839.87 0.50%
Total
1,904
426,960,243.78
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.09%
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
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michael.bengtson@usbank.com
Count
Balance ($)
%
11.00% - 11.99%
29 7,053,642.51 1.65%
12.00% - 12.99%
345 85,794,224.88 20.09%
13.00% - 13.99%
534 123,220,261.89 28.86%
14.00% - 14.99%
505 115,023,900.82 26.94%
15.00% - 15.99%
304 61,517,840.37 14.41%
16.00% - 16.99%
133 24,140,561.64 5.65%
17.00% - 17.99%
44 8,228,758.23 1.93%
18.00% - 18.99%
10 1,981,053.44 0.46%
Total
1,904
426,960,243.78
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.15%
Count
Balance ($)
%
6
1,655 366,579,000.96 85.86%
12
249 60,381,242.82 14.14%
Total
1,904
426,960,243.78
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
1,655 366,579,000.96 85.86%
12
249 60,381,242.82 14.14%
Total
1,904
426,960,243.78
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Month LIBOR
21 4,402,777.07 1.03%
6 Month LIBOR
1,883 422,557,466.71 98.97%
Total
1,904
426,960,243.78
100.00%
Indices
Index
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
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Contact:
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Count
Balance ($)
%
2 Units
63 14,916,443.52 3.00%
3 Units
18 5,607,214.79 1.13%
4 Units
29 7,724,314.29 1.55%
Condominium
184 31,731,075.35 6.39%
High Rise Condo
7 1,020,974.82 0.21%
Low Rise Condo
4 700,209.73 0.14%
Manufactured Housing
3 240,168.25 0.05%
Planned Unit Development
341 76,816,492.82 15.46%
Single Family
1,751 354,843,236.07 71.42%
Townhouse
17 3,228,392.92 0.65%
Total
2,417
496,828,522.56
100.00%
Property Type
Type
Count
Balance ($)
%
2001
1 84,875.55 0.02%
2003
2 321,250.13 0.06%
2004
1 66,996.89 0.01%
2005
362 81,159,256.23 16.34%
2006
2,051 415,196,143.76 83.57%
Total
2,417
496,828,522.56
100.00%
Year of First Payment Date
Year
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
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Count
Balance ($)
%
5.00% - 9.99%
1 45,785.14 0.01%
10.00% - 14.99%
2 77,703.50 0.02%
100.0% - 105.0%
42 7,553,160.59 1.52%
115.0% - 120.0%
1 35,074.31 0.01%
15.00% - 19.99%
14 754,075.07 0.15%
20.00% - 24.99%
167 10,337,334.16 2.08%
25.00% - 29.99%
23 2,494,421.96 0.50%
30.00% - 34.99%
10 1,204,838.08 0.24%
35.00% - 39.99%
9 1,567,051.82 0.32%
40.00% - 44.99%
13 1,943,852.96 0.39%
45.00% - 49.99%
24 3,924,964.09 0.79%
50.00% - 54.99%
50 8,632,612.70 1.74%
55.00% - 59.99%
49 10,082,856.50 2.03%
60.00% - 64.99%
92 20,520,287.41 4.13%
65.00% - 69.99%
88 17,122,153.31 3.45%
70.00% - 74.99%
131 25,950,007.06 5.22%
75.00% - 79.99%
305 68,939,874.05 13.88%
80.00% - 84.99%
733 173,043,685.32 34.83%
85.00% - 89.99%
213 48,584,835.02 9.78%
90.00% - 94.99%
326 67,153,475.39 13.52%
95.00% - 99.99%
124 26,860,474.12 5.41%
Total
2,417 496,828,522.56 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 78
Count
Balance ($)
%
97 - 120
1 24,157.40 0.00%
145 - 168
5 558,454.88 0.11%
169 - 192
17 1,188,876.91 0.24%
217 - 240
9 1,266,683.35 0.25%
241 - 264
1 35,074.31 0.01%
265 - 288
2 111,119.70 0.02%
289 - 312
1 84,875.55 0.02%
313 - 336
1 50,388.88 0.01%
337 - 360
1,616 310,814,224.48 62.56%
457 - 480
524 125,485,301.02 25.26%
481 +
240 57,209,366.08 11.51%
Total
2,417
496,828,522.56
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 403
08/21/2006 3:21 pm

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Count
Balance ($)
%
97 - 120
1 24,157.40 0.00%
145 - 168
5 558,454.88 0.11%
169 - 192
164 11,570,531.08 2.33%
217 - 240
9 1,266,683.35 0.25%
241 - 264
1 35,074.31 0.01%
265 - 288
2 111,119.70 0.02%
289 - 312
1 84,875.55 0.02%
313 - 336
1 50,388.88 0.01%
337 - 360
2,223 481,295,140.37 96.87%
457 - 480
10 1,832,097.04 0.37%
Total
2,417
496,828,522.56
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 349
Count
Balance ($)
%
97 - 120
1 24,157.40 0.00%
169 - 192
22 1,747,331.79 0.35%
217 - 240
9 1,266,683.35 0.25%
265 - 288
2 110,508.05 0.02%
289 - 312
1 35,685.96 0.01%
337 - 360
1,617 310,864,613.36 62.57%
361 - 384
1 84,875.55 0.02%
457 - 480
524 125,485,301.02 25.26%
481 +
240 57,209,366.08 11.51%
Total
2,417
496,828,522.56
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 410
Count
Balance ($)
%
97 - 120
1 24,157.40 0.00%
169 - 192
169 12,128,985.96 2.44%
217 - 240
9 1,266,683.35 0.25%
265 - 288
2 110,508.05 0.02%
289 - 312
1 35,685.96 0.01%
337 - 360
2,224 481,345,529.25 96.88%
361 - 384
1 84,875.55 0.02%
457 - 480
10 1,832,097.04 0.37%
Total
2,417
496,828,522.56
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 356
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
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Count
Balance ($)
%
ALABAMA
10 1,151,125.54 0.23%
ALASKA
2 369,031.39 0.07%
ARIZONA
228 39,385,777.71 7.93%
ARKANSAS
7 1,050,367.52 0.21%
CALIFORNIA
655 183,349,760.62 36.90%
COLORADO
85 13,797,489.21 2.78%
CONNECTICUT
12 2,198,412.44 0.44%
DELAWARE
2 438,034.46 0.09%
DISTRICT OF COLUMBIA
1 233,695.64 0.05%
FLORIDA
436 83,935,559.47 16.89%
GEORGIA
27 4,117,711.46 0.83%
HAWAII
4 1,243,844.55 0.25%
IDAHO
17 2,851,036.95 0.57%
ILLINOIS
98 20,065,901.41 4.04%
INDIANA
21 2,340,564.85 0.47%
IOWA
4 453,292.62 0.09%
KANSAS
9 1,361,803.65 0.27%
KENTUCKY
18 1,867,324.66 0.38%
LOUISIANA
23 2,486,206.11 0.50%
MAINE
5 776,027.21 0.16%
MARYLAND
54 11,259,875.76 2.27%
MASSACHUSETTS
21 4,708,634.27 0.95%
MICHIGAN
49 7,284,587.66 1.47%
MINNESOTA
31 5,445,357.81 1.10%
MISSISSIPPI
15 1,411,644.40 0.28%
MISSOURI
46 6,589,178.66 1.33%
NEBRASKA
7 807,450.07 0.16%
NEVADA
85 18,529,571.44 3.73%
NEW HAMPSHIRE
5 1,007,645.87 0.20%
NEW JERSEY
28 5,760,042.26 1.16%
NEW MEXICO
1 187,527.25 0.04%
NEW YORK
38 10,034,961.15 2.02%
NORTH CAROLINA
24 4,188,352.59 0.84%
OHIO
24 2,960,128.34 0.60%
OKLAHOMA
15 1,678,640.49 0.34%
OREGON
32 6,137,428.58 1.24%
PENNSYLVANIA
35 6,309,253.13 1.27%
RHODE ISLAND
4 998,956.53 0.20%
SOUTH CAROLINA
2 288,557.12 0.06%
TENNESSEE
20 2,078,994.62 0.42%
TEXAS
56 7,245,325.85 1.46%
UTAH
27 4,211,879.94 0.85%
VIRGINIA
54 9,977,611.96 2.01%
WASHINGTON
59 11,400,802.25 2.29%
WEST VIRGINIA
2 252,485.08 0.05%
WISCONSIN
13 1,630,049.64 0.33%
WYOMING
6 970,612.37 0.20%
Total
2,417
496,828,522.56
100.00%
Geographic Distribution by State
State
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
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0
5
10
15
20
25
30
35
40
CALIFORNIA
FLORIDA
ARIZONA
ILLINOIS
NEVADA
COLORADO
WASHINGTON
MARYLAND
NEW YORK
VIRGINIA
MICHIGAN
TEXAS
MISSOURI
PENNSYLVANIA
OREGON
NEW JERSEY
MINNESOTA
MASSACHUSETTS
UTAH
NORTH CAROLINA
GEORGIA
OHIO
IDAHO
LOUISIANA
INDIANA
CONNECTICUT
TENNESSEE
KENTUCKY
OKLAHOMA
WISCONSIN
MISSISSIPPI
KANSAS
HAWAII
ALABAMA
ARKANSAS
NEW HAMPSHIRE
RHODE ISLAND
WYOMING
NEBRASKA
MAINE
IOWA
DELAWARE
ALASKA
SOUTH CAROLINA
WEST VIRGINIA
DISTRICT OF
COLUMBIA
NEW MEXICO
%
Collateral Balance Distribution by State
GROUP 1
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
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DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,297
466,767,215.11
94.23%
466,942,148.23
77
18,256,035.79
3.69%
18,278,383.46
36
9,719,563.10
1.96%
9,733,103.58
2
618,002.82
0.12%
619,080.11
0
0.00
0.00%
0.00
2,412
495,360,816.82
495,572,715.38
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
5
1,467,705.74
100.00%
1,471,343.43
0
0.00
0.00%
0.00
5
1,467,705.74
1,471,343.43
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,297
466,767,215.11
93.95%
466,942,148.23
77
18,256,035.79
3.67%
18,278,383.46
36
9,719,563.10
1.96%
9,733,103.58
7
2,085,708.56
0.42%
2,090,423.54
0
0.00
0.00%
0.00
2,417
496,828,522.56
100.00%
497,044,058.81
Current
30 - 59
days
60 - 89
days
90 - 120
days
Current 93.9%
30 - 59 days 3.7%
60 - 89 days 2.0%
90 - 120 days 0.4%
120 + days 0.0%
Total: 100.0%
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
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michael.bengtson@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
77 18,256,035.79 63.85% 36 9,719,563.10 33.99% 2 618,002.82 2.16% 0 0.00 0.00%
115
28,593,601.71
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 5 1,467,705.74 100.00% 0 0.00 0.00%
5
1,467,705.74
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
77
18,256,035.79
60.73%
36
9,719,563.10
32.33%
7
2,085,708.56
6.94%
0
0.00
0.00%
120
30,061,307.45
100.00%
60.73
32.33
6.94
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
Group 1
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
95.12
0.00
4.88
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
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DELINQUENCY HISTORY REPORT - SIX MONTHS
June 2006
July 2006
August 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
33 8,087,095.70 64 15,912,311.03 77 18,256,035.79
60 - 89 days
0 0.00 14 3,596,319.64 36 9,719,563.10
90 - 120 days
0 0.00 0 0.00 7 2,085,708.56
Foreclosure
0 0.00 0 0.00 5 1,467,705.74
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
6/
1/
20
06
7/
1/
20
06
8/
1/
20
06
Balance ($)
30 - 59 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
7/
1/
20
06
8/
1/
20
06
Balance ($)
60 - 89 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
8/
1/
20
06
Balance ($)
90 - 120 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
8/
1/
20
06
Balance ($)
Foreclosure
08/21/2006 3:21 pm

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CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
23.12%
11,006,874.32
23.12%
11,006,874.32
3 Month
Percentage
Amount ($)
16.68%
2,555,936.63
16.68%
2,555,936.63
Life CPR
Percentage
Amount ($)
16.68% 16.68%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
3 Month
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
08/21/2006 3:21 pm

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0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
6/1/2006 7/1/2006 8/1/2006
Group 1
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
6/1/2006 7/1/2006 8/1/2006
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
6/1/2006 7/1/2006 8/1/2006
Group 1
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
6/1/2006 7/1/2006 8/1/2006
Group 1
Total
Amount ($)
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
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# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
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Foreclosure
Count
Balance ($)
%
GROUP 1
5 1,467,705.74 100.00%
FORECLOSURE LOAN DETAIL REPORT
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
15660673 126,810.00 126,509.45 10.63% 04/01/2006 360
15495641 171,000.00 169,655.61 7.35% 04/01/2006 360
15549108 240,000.00 238,388.38 7.60% 04/01/2006 360
15574262 296,250.00 294,945.13 10.20% 04/01/2006 360
15616063 640,000.00 638,207.17 7.38% 04/01/2006 360
Total:
5
1,467,705.74
1,474,060.00
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
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# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
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Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
46 11,037,960.00 11,001,531.55 0.00 508,040,561.15
2.17%
97.83%
1
Prepayment 2.17%
Liquidation 0.00%
Beginning Balance 97.83%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15584279 165,000.00 164,537.70 164,469.31 0.00 0.00 0.00 Voluntary PIF 07/05/2006 68.39 10.590% 6,979.09
15644255 402,000.00 400,725.91 400,564.90 0.00 0.00 0.00 Voluntary PIF 07/21/2006 161.01 6.990% 11,195.90
15644818 165,750.00 165,312.97 165,256.77 0.00 0.00 0.00 Voluntary PIF 07/14/2006 56.20 7.590% 5,017.70
15651557 131,000.00 130,756.18 130,714.62 0.00 0.00 0.00 Voluntary PIF 07/03/2006 41.56 7.780% 0.00
15652977 190,900.00 190,839.95 190,839.95 0.00 0.00 0.00 Voluntary PIF 07/26/2006 0.00 7.550% 1,909.00
15657364 261,250.00 260,141.04 259,978.04 0.00 0.00 0.00 Voluntary PIF 07/13/2006 163.00 8.600% 8,946.27
15668270 214,500.00 213,903.71 213,752.18 0.00 0.00 0.00 Voluntary PIF 07/31/2006 151.53 7.875% 2,145.00
15669161 208,000.00 207,743.57 207,678.42 0.00 0.00 0.00 Voluntary PIF 07/17/2006 65.15 7.780% 6,462.96
15669443 84,550.00 83,995.04 83,923.81 0.00 0.00 0.00 Voluntary PIF 07/31/2006 71.23 7.100% 1,681.31
15762149 157,850.00 157,454.75 157,373.81 0.00 0.00 0.00 Voluntary PIF 07/17/2006 80.94 9.490% 0.00
15617087 135,200.00 134,698.09 134,650.05 0.00 0.00 0.00 Voluntary PIF 07/11/2006 48.04 11.499% 2,696.78
15619976 311,950.00 311,454.99 311,382.17 0.00 0.00 0.00 Voluntary PIF 07/05/2006 72.82 8.875% 0.00
15643737 370,500.00 369,497.52 369,371.75 0.00 0.00 0.00 Voluntary PIF 07/20/2006 125.77 7.590% 11,216.02
15645831 374,400.00 373,491.54 373,374.85 0.00 0.00 0.00 Voluntary PIF 07/13/2006 116.69 7.890% 11,784.87
15645955 275,400.00 274,741.12 274,644.64 0.00 0.00 0.00 Voluntary PIF 07/11/2006 96.48 7.450% 0.00
15655624 180,000.00 179,256.41 179,160.16 0.00 0.00 0.00 Voluntary PIF 07/28/2006 96.25 9.400% 0.00
15659253 244,000.00 243,139.62 243,012.79 0.00 0.00 0.00 Voluntary PIF 07/25/2006 126.83 9.500% 0.00
15662992 138,000.00 137,725.73 137,679.00 0.00 0.00 0.00 Voluntary PIF 07/11/2006 46.73 7.550% 4,158.99
15663057 336,000.00 335,256.56 335,130.77 0.00 0.00 0.00 Voluntary PIF 07/28/2006 125.79 7.190% 9,641.12
15667470 204,000.00 203,357.65 203,194.63 0.00 0.00 0.00 Voluntary PIF 07/07/2006 163.02 7.250% 10,175.98
15667660 319,000.00 319,000.00 319,000.00 0.00 0.00 0.00 Voluntary PIF 07/26/2006 0.00 7.250% 15,950.00
15759418 300,000.00 299,987.50 299,987.50 0.00 0.00 0.00 Voluntary PIF 07/27/2006 0.00 7.550% 5,999.75
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15761968 88,000.00 87,720.97 87,673.20 0.00 0.00 0.00 Voluntary PIF 07/26/2006 47.77 9.250% 3,245.28
15769805 168,000.00 167,276.99 167,153.75 0.00 0.00 0.00 Voluntary PIF 07/19/2006 123.24 7.750% 8,369.97
15323439 304,000.00 303,999.19 303,999.19 0.00 0.00 0.00 Voluntary PIF 07/28/2006 0.00 6.675% 8,116.80
15512957 192,500.00 191,857.70 191,783.03 0.00 0.00 0.00 Voluntary PIF 07/03/2006 74.67 10.990% 4,215.51
15554785 504,000.00 498,972.88 498,727.20 0.00 0.00 0.00 Voluntary PIF 07/03/2006 245.68 6.540% 13,132.79
15642556 158,100.00 158,100.00 158,100.00 0.00 0.00 0.00 Voluntary PIF 07/25/2006 0.00 8.500% 0.00
15643208 274,500.00 274,499.34 274,499.34 0.00 0.00 0.00 Voluntary PIF 07/18/2006 0.00 7.525% 8,262.45
15643653 202,500.00 201,699.83 201,582.08 0.00 0.00 0.00 Voluntary PIF 07/28/2006 117.75 8.950% 0.00
15645625 261,000.00 260,142.66 260,067.72 0.00 0.00 0.00 Voluntary PIF 07/03/2006 74.94 8.275% 8,617.63
15656721 519,650.00 519,649.91 519,649.91 0.00 0.00 0.00 Voluntary PIF 07/25/2006 0.00 8.500% 17,668.10
15657323 279,000.00 277,622.31 277,420.31 0.00 0.00 0.00 Voluntary PIF 07/26/2006 202.00 7.850% 8,714.40
15663099 160,000.00 159,613.06 159,547.27 0.00 0.00 0.00 Voluntary PIF 07/05/2006 65.79 6.850% 4,372.98
15663107 188,000.00 187,753.70 187,711.57 0.00 0.00 0.00 Voluntary PIF 07/03/2006 42.13 8.990% 6,755.00
15663115 261,250.00 260,946.06 260,894.00 0.00 0.00 0.00 Voluntary PIF 07/26/2006 52.06 9.390% 9,800.70
15663198 486,400.00 483,944.04 483,526.39 0.00 0.00 0.00 Voluntary PIF 07/31/2006 417.65 6.940% 13,445.97
15663271 182,010.00 181,599.39 181,529.53 0.00 0.00 0.00 Voluntary PIF 07/03/2006 69.86 7.100% 0.00
15663321 189,000.00 188,713.30 188,664.33 0.00 0.00 0.00 Voluntary PIF 07/20/2006 48.97 8.490% 6,408.33
15663602 210,000.00 209,582.67 209,511.57 0.00 0.00 0.00 Voluntary PIF 07/06/2006 71.10 7.550% 6,328.91
15756679 308,000.00 307,204.30 307,041.42 0.00 0.00 0.00 Voluntary PIF 07/25/2006 162.88 9.340% 15,360.21
15640766 120,000.00 118,674.43 118,553.67 0.00 0.00 0.00 Voluntary PIF 07/27/2006 120.76 6.250% 0.00
15645492 179,000.00 177,994.77 177,847.70 0.00 0.00 0.00 Voluntary PIF 07/17/2006 147.07 7.200% 0.00
15654775 295,000.00 293,469.39 293,209.20 0.00 0.00 0.00 Voluntary PIF 07/28/2006 260.19 6.800% 7,980.75
15670433 208,800.00 208,337.67 208,219.92 0.00 0.00 0.00 Voluntary PIF 07/19/2006 117.75 8.990% 7,492.92
15767148 130,000.00 129,531.02 129,479.13 0.00 0.00 0.00 Voluntary PIF 07/25/2006 51.89 10.875% 5,635.06
Total:
46
11,037,960.00
11,005,923.13
4,391.58
11,001,531.55
0.00
0.00
0.00
279,884.50
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
08/21/2006 3:21 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB4
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches.
MATERIAL BREACHES LOAN DETAIL REPORT
08/21/2006 3:21 pm